Common Stock (Details Narrative) (USD $)	0 Months Ended		3 Months Ended
	Dec. 07, 2012	Nov. 27, 2012	Dec. 31, 2012
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Issuance of common stock, shares	10,000	5,000
Common stock issued at per share	$ 0.50	$ 0.10	$ 0.10
Proceeds from common stock	$ 5,000	$ 500